Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Recorded investments in loans receivable [Table Text Block]

	December 31, 2012	December 31, 2011
	(In Thousands)
Real estate mortgage:
Residential	$202,926	$218,085
Commercial and multi-family	588,268	472,424
Construction	23,310	17,000
	814,504	707,509
Commercial:
Business loans	20,415	30,290
Lines of credit	39,253	44,283
	59,668	74,573
Consumer:
Passbook or certificate	736	809
Home equity lines of credit	17,841	18,923
Home equity	42,552	50,152
Automobile	37	103
Personal	567	301
	61,733	70,288
Deposit overdrafts	294	95
Total Loans	936,199	852,465

Deferred loan fees, net	(1,535)	(1,193)
Allowance for loan losses	(12,363)	(10,509)
	(13,898)	(11,702)
Net Loans	$922,301	$840,763

Inclusions in the Consolidated Statements of Financial Condition [Table Text Block]

	December 31,	December 31,
	2012	2011
	(In Thousands)	(In Thousands)
Unpaid principal balance	$330,090	$410,057
Recorded investment	326,717	405,951

Accretable discount on loans acquired [Table Text Block]

	December 31,
	2012	2011	2010
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning Balance	$180,722	$205,491	$-
Acquisitions	-	17,318	229,805
Accretion	(44,513)	(42,087)	(24,314)
Ending Balance	$136,209	$180,722	$205,491

Related Party Loans [Table Text Block]

	Years Ended December 31,
	2012	2011

	(In Thousands)

Balance – beginning	$8,509	$7,270
Loans originated	400	613
Changes in related party status	-	1,105
Collections of principal	(854)	(479)

Balance - ending	$8,055	$8,509

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The following table sets forth the activity in the Bank’s allowance for loan losses for the year ended December 31, 2012 and recorded investment in loans receivable at December 31, 2012. The table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan class (In Thousands):

		Commercial &		Commercial	Home
	Residential	Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Beginning balance
	$2,679	$5,798	$304	$1,041	$677	$10	$-	$10,509

Charge-offs	$793	$1,360	$292	$612	$24	$-	$-	$3,081
Recoveries	$-	$35	$-	$-	$-	$-	$-	$35
Provisions	$81	$3,578	$947	$391	$(178)	$49	$32	$4,900

Ending balance	$1,967	$8,051	$959	$820	$475	$59	$32	$12,363

Ending balance: individually evaluated for impairment	$392	$1,061	$96	$353	$113	$-	$-	$2,015

Ending balance: collectively evaluated for impairment	$1,470	$6,990	$863	$467	$362	$59	$32	$10,243

Ending balance: loans acquired with deteriorated credit quality	$105	$-	$-	$-	$-	$-	$-	$105

Loans receivables:

Ending balance	$202,926	$588,268	$23,310	$59,668	$60,393	$1,634	$-	$936,199

Ending balance: individually evaluated for impairment	$13,785	$27,030	$130	$3,928	$2,697	$-	$-	$47,570

Ending balance: collectively evaluated for impairment	$186,205	$557,795	$23,180	$55,499	$57,556	$1,634	$-	$881,869

Ending balance: loans acquired with deteriorated credit quality	$2,936	$3,443	$-	$241	$140	$-	$-	$6,760

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the activity in the Bank’s allowance for loan losses for the year ended December 31, 2011 and recorded investment in loans receivable at December 31, 2011. The table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan class (In Thousands):

		Commerical		Commercial	Home
	Residential	& Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Beginning balance
	$171	$6,179	$426	$1,286	$204	$18	$133	$8,417

Charge-offs	$122	$1,173	$687	$24	$-	$27	$-	$2,033
Recoveries	$-	$25	$-	$-	$-	$-	$-	$25
Provisions	$2,630	$767	$565	$(221)	$473	$19	$(133)	$4,100

Ending balance	$2,679	$5,798	$304	$1,041	$677	$10	$-	$10,509

Ending balance: individually evaluated for impairment	$550	$2,674	$-	$95	$72	$-	$-	$3,391

Ending balance: collectively evaluated for impairment	$1,548	$2,654	$189	$792	$572	$10	$-	$5,765

Ending balance: loans acquired with deteriorated credit quality	$581	$470	$115	$154	$33	$-	$-	$1,353

Loans receivables:

Ending balance	$218,085	$472,424	$17,000	$74,573	$69,075	$1,308	$-	$852,465

Ending balance: individually evaluated for impairment	$14,006	$39,461	$1,513	$4,307	$1,850	$-	$-	$61,137

Ending balance: collectively evaluated for impairment	$194,862	$429,355	$13,236	$70,012	$66,613	$1,308	$-	$775,386

Ending balance: loans acquired with deteriorated credit quality	$9,217	$3,608	$2,251	$254	$612	$-	$-	$15,942

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the Bank’s allowance for credit losses and recorded investment in financing receivables for the year ended December 31, 2010. The following table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan type (In Thousands):

		Commerical		Commercial	Home
	Residential	& Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Ending balance	$171	$6,179	$426	$1,286	$204	$18	$133	$8,417

Ending balance: individually evaluated for impairment	$-	$1,656	$-	$449	$2	$-	$-	$2,107

Ending balance: collectively evaluated for impairment	$171	$4,523	$426	$837	$202	$18	$133	$6,310

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-	$-

Loans receivables:

Ending balance	$234,435	$410,212	$17,848	$54,160	$63,603	$1,816	$-	$782,074

Ending balance: individually evaluated for impairment	$89	$27,422	$2,910	$2,809	$372	$-	$-	$33,602

Ending balance: collectively evaluated for impairment	$219,795	$379,907	$14,938	$51,275	$63,231	$1,816	$-	$730,962

Ending balance: loans acquired with deteriorated credit quality	$14,551	$2,883	$-	$76	$-	$-	$-	$17,510

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the activity in the Bank’s allowance for credit losses for the year ended December 31, 2010 (In Thousands):

Year Ended December 31,
2010

Balance at beginning of period	$6,644

Charge-offs	689

Recoveries	12
Net charge-offs	677
Provisions charged to operations	2,450
Ending balance	$8,417

Non-accruing Loans [Table Text Block]

	Years Ended December 31,
	2012	2011
	(Dollars in Thousands)
Non-accruing loans:
Residential	$2,163	$15,511
Construction	130	4,040
Commerical business	3,159	4,265
Commercial and multi-family(1)	13,043	22,280
Home equity(2)	1,564	1,729
Consumer	—	—
Total	$20,059	$47,825

Impaired Financing Receivables [Table Text Block]

The following table summarizes information in regards to impaired loans by loan portfolio class for the year ended December 31, 2012 and average recorded investment and actual interest income recognized for the twelve months ended December 31, 2012 (In Thousands):

	Recorded	Unpaid Principle	Related	Avearge Recorded	Interest Income
	Investment	Recognized	Allowance	Investment	Recognized
With no related allowance recorded:

Residential Mortgages	$6,147	$6,147	$-	$5,684	$215
Commercial and Multi-family	13,827	13,827	-	20,230	503
Construction	-	-	-	1,174	102
Commercial Business (1)	2,550	2,550	-	2,559	69
Home Equity (2)	1,959	1,959	-	1,927	43
Consumer	-	-	-	2	-
	$24,483	$24,483	$-	$31,576	$932
With an allowance recorded:

Residential Mortgages	$7,638	$7,638	$497	$8,817	$480
Commercial and Multi-family	13,203	13,203	1,061	12,886	588
Construction	130	130	96	180	6
Commercial Business (1)	1,378	1,378	353	2,330	31
Home Equity (2)	738	738	113	616	28
Consumer	-	-	-	48	-

Total:	$23,087	$23,087	$2,120	$24,877	$1,133

Residential Mortgages	$13,785	$13,785	$497	$14,501	$695
Commercial and Multi-family	27,030	27,030	1,061	33,116	1,091
Construction	130	130	96	1,354	108
Commercial Business (1)	3,928	3,928	353	4,889	100
Home Equity (2)	2,697	2,697	113	2,543	71
Consumer	-	-	-	50	-

Total:	$47,570	$47,570	$2,120	$56,453	$2,065

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table summarizes information in regards to impaired loans by loan portfolio class for the year ended December 31, 2011 and average recorded investment and actual interest income recognized for the twelve months ended December 31, 2011 (In Thousands):

	Recorded	Unpaid Principle	Related	Avearge Recorded	Interest Income
	Investment	Recognized	Allowance	Investment	Recognized
With no related allowance recorded:

Residential Mortgages	$6,142	$6,142	$-	$3,370	$157
Commercial and Multi-family	23,417	23,417	-	22,910	793
Construction	1,513	1,513	-	2,415	19
Commercial Business (1)	2,366	2,366	-	1,653	94
Home Equity (2)	1,301	1,301	-	711	52
Consumer	-	-	-	-	-
	$34,739	$34,739	$-	$31,059	$1,115
With an allowance recorded:

Residential Mortgages	$7,864	$7,864	$550	$3,945	$303
Commercial and Multi-family	16,044	16,044	2,674	15,447	582
Construction	-	-	-	330	-
Commercial Business (1)	1,941	1,941	95	2,019	24
Home Equity (2)	549	549	72	411	19
Consumer	-	-	-	-	-

Total:	$26,398	$26,398	$3,391	$22,152	$928

Residential Mortgages	$14,006	$14,006	$550	$7,315	$460
Commercial and Multi-family	39,461	39,461	2,674	38,357	1,375
Construction	1,513	1,513	-	2,745	19
Commercial Business (1)	4,307	4,307	95	3,672	118
Home Equity (2)	1,850	1,850	72	1,122	71
Consumer	-	-	-	-	-

Total:	$61,137	$61,137	$3,391	$53,211	$2,043

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

A troubled debt restructuring (“TDR”) is a loan that has been modified whereby the Bank has agreed to make certain concessions to a borrower to meet the needs of both the borrower and the Bank to maximize the ultimate recovery of a loan. TDR occurs when a borrower is experiencing, or is expected to experience, financial difficulties and the loan is modified using a modification that would otherwise not be granted to the borrower. The types of concessions granted are generally included, but not limited to interest rate reductions, limitations on the accrued interest charged, term extensions, and deferment of principal.

The following table summarizes information in regards to troubled debt restructurings for the years ended December 31, 2012 and 2011, (In thousands):

		Pre-Modification Outstanding	Post-Modification Outstanding
Year Ended December 31, 2012	Number of Contracts	Recorded Investments	Recorded Investments

Residential	13	$4,440	$4,440
Commercial and multi-family	14	$8,384	$8,384
Commercial business	1	$531	$531
Home equity	6	$534	$534

		Pre-Modification Outstanding	Post-Modification Outstanding
Year Ended December 31, 2011	Number of Contracts	Recorded Investments	Recorded Investments

Residential	20	$5,985	$5,985
Commercial and multi-family	12	$5,368	$5,368
Home equity	2	$470	$470

Troubled Debt Restructurings On Financing Receivables with a Payment Default, within Twelve Months of Restructuring [Table Text Block]

The following table summarizes information in regards to troubled debt restructurings for which there was a payment default, within twelve months of restructuring, (In thousands):

Year Ended December 31, 2012	Number of Contracts	Recorded Investment

Residential	3	$395
Commercial and multi-family	2	$1,109

Year Ended December 31, 2011	Number of Contracts	Recorded Investment

Residential	2	$506
Commercial and multi-family	2	$1,429

Delinquency Status of Total Loans Receivable [Table Text Block]

The following table sets forth the delinquency status of total loans receivable at December 31, 2012.

F

	As of December 31, 2012
							Loans Receivable
	30-59 Days	60-90 Days	Greater Than	Total Past		Total Loans	>90 Days
	Past Due	Past Due	90 Days	Due	Current	Receivable	and Accruing
	(In Thousands)

Residential	$7,566	$1,941	$2,348	$11,855	$191,071	$202,926	$1,223
Commercial and multi-family	23,816	5,245	9,275	38,336	549,932	588,268	1,386
Construction	2,537	1,174	130	3,841	19,469	23,310	—
Commercial business(1)	1,495	152	1,514	3,161	56,507	59,668	—
Home equity(2)	1,380	717	1,516	3,613	56,780	60,393	227
Consumer	—	—	—	—	1,634	1,634	—
Total	$36,794	$9,229	$14,783	$60,806	$875,393	$936,199	$2,836

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

The following table sets forth the delinquency status of total loans receivable at December 31, 2011.

	As of December 31, 2011
							Loans Receivable
	30-59 Days	60-90 Days	Greater Than	Total Past		Total Loans	>90 Days
	Past Due	Past Due	90 Days	Due	Current	Receivable	and Accruing
	(In Thousands)

Residential	$6,166	$2,495	$11,847	$20,508	$197,577	$218,085	$—
Commercial and multi-family	16,997	6,340	21,080	44,417	428,007	472,424	—
Construction	3,688	130	3,660	7,478	9,522	17,000	—
Commercial business(1)	536	—	1,785	2,321	72,252	74,573	—
Home equity(2)	2,474	1,018	1,181	4,673	64,402	69,075	—
Consumer	33	10	—	43	1,265	1,308	—
Total	$29,894	$9,993	$39,553	$79,440	$773,025	$852,465	$—

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Financing Receivable Credit Quality Indicators [Table Text Block]

The following table presents the loan portfolio types summarized by the aggregate pass rating and the classified ratings of special mention, substandard, doubtful, and loss within the Company’s internal risk rating system as of December 31, 2012:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Residential	$190,054	$6,300	$5,653	$919	$-	$202,926
Commercial and multi-family	556,814	15,036	13,206	3,212	-	588,268
Construction	22,739	-	441	130	-	23,310
Commercial business(1)	54,100	2,696	1,452	1,420	-	59,668
Home equity(2)	57,857	1,091	1,445	-	-	60,393
Consumer	1,598	-	36	-	-	1,634
Total	$883,162	$25,123	$22,233	$5,681	$-	$936,199

The following table presents the loan portfolio types summarized by the aggregate pass rating and the classified ratings of special mention, substandard, doubtful, and loss within the Company’s internal risk rating system as of December 31, 2011:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Residential	$203,317	$5,316	$7,632	$1,437	$383	$218,085
Commercial and multi-family	426,983	19,620	23,618	2,203	-	472,424
Construction	13,697	-	2,619	684	-	17,000
Commercial business(1)	67,593	2,827	1,245	2,784	124	74,573
Home equity(2)	67,126	468	1,412	-	69	69,075
Consumer	1,308	-	-	-	-	1,308
Total	$780,024	$28,231	$36,526	$7,108	$576	$852,465